CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Expenses
Research and development	$ 1,240,047	$ 2,831,797	$ 5,033,069	$ 5,844,186
General and administrative	1,088,477	1,220,351	2,136,497	2,202,397
Total Operating Expenses	2,328,524	4,052,148	7,169,566	8,046,583
Loss from Operations	(2,328,524)	(4,052,148)	(7,169,566)	(8,046,583)
Other Income (Expense)
Change in fair value of derivative liabilities	(608,149)	(8,245)	(1,384,422)	(253,347)
Loss on debt conversion	(341,136)		(341,136)
Interest income	377	6,200	971	13,631
Interest expense	(261,562)	(1,235,291)	(957,031)	(2,033,805)
Other income (expense)	184	(1,762)	(232)	(10,168)
Total Other Expense	(1,210,286)	(1,239,098)	(2,681,850)	(2,283,689)
Net Loss	(3,538,810)	(5,291,246)	(9,851,416)	(10,330,272)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	(169)	558	(451)	524
Comprehensive Loss	$ (3,538,979)	$ (5,290,688)	$ (9,851,867)	$ (10,329,748)
Net loss per shares of common stock-basic and diluted	$ (0.28)	$ (0.51)	$ (0.86)	$ (1.00)
Weighted average shares outstanding - basic and diluted	12,656,240	10,347,418	11,392,524	10,347,418